LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Reversal, allowance account for credit losses of financial assets	$ 2,706,038	[1]	$ 2,218,892	[2]	$ 2,175,395	[3]
Loans and advances to banks	7,862,401		6,217,825
Allowance account for credit losses of financial assets	8,223,103		6,621,911		5,248,755		$ 4,789,257
Impairment loss recognised in profit or loss	$ 173,339		0		0
Bottom of range [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Lessee, Operating Lease, Term of Contract	1 year
Top of range [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Lessee, Operating Lease, Term of Contract	10 years
Compania de financiamiento Tuya S.A [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Reversal, allowance account for credit losses of financial assets			147,668	[4]	141,141	[5]
Allowance account for credit losses of financial assets			440,897		351,375		$ 282,098
Impairment loss recognised in profit or loss			323,290		324,309
Loans and receivables, category [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Reversal, allowance account for credit losses of financial assets	$ 410,860		286,529
Loans and receivables, category [member] | Compania de financiamiento Tuya S.A [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Reversal, allowance account for credit losses of financial assets			$ 5,011		18,836
Credit impairment charges [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Allowance account for credit losses of financial assets	$ 3,879,559
Impairment loss recognised in profit or loss					1,667,680
Credit impairment charges [member] | Loans and receivables, category [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Reversal, allowance account for credit losses of financial assets					$ 217,179

[1]	The provision for loan losses, net COP 3,879,559 differs from the COP 3,468,699 presents in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income, in the amount of COP 410,860 due to the recovery of charged-off loans.
[2]	The provision for loan losses, net COP 2,930,239 differs from the COP 2,643,710 presents in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income, in the amount of COP 286,529 due to the recovery of charged-off loans.
[3]	The provision for loan losses, net COP 1,884,859 differs from the COP 1,667,680 presented in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income in the amount of COP 217,179 due to the recovery of charged-off loans.
[4]	The provision for loan losses net of COP 318,279 differs from the COP 323,290 presented in “Credit impairment charges on loans and advances and financial leases, net" in note 30. Discontinued operations, in the amount of COP 5,011 due to provision on off balance sheet credit exposures that is accounted for as a liability under IAS 37.
[5]	The provision for loan losses net of COP 305,473 differs from the COP 324,309 presented in “Credit impairment charges on loans and advances and financial leases, net” in note 30 discontinued operations, in the amount of COP 18,836 due to the expense of the contingent component of credit cards.